Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 18
2026	15
2027	12
2028	6
2029	4
Thereafter	19
Total operating lease payments	74
Less: Imputed interest	(10)
Total lease obligations	64
Less: Current installments	(17)	$ (12)
Other liabilities	47	39
Finance Leases
2025	37
2026	37
2027	37
2028	37
2029	37
Thereafter	954
Total finance lease payments	1,139
Less: Imputed interest	(792)
Total lease obligations	347
Less: Current installments	(4)	(3)
Finance leases	343	$ 339
Total
2025	55
2026	52
2027	49
2028	43
2029	41
Thereafter	973
Total lease payments	1,213
Less: Imputed interest	(802)
Total lease obligations	411
Less: Current installments	(21)
Long-term lease obligations	$ 390